JPMorgan SmartRetirement Blend 2020 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited)

Investments	Shares	Value ($)
INVESTMENT COMPANIES — 70.1%
Fixed Income — 54.4%
JPMorgan Core Bond Fund Class R6 Shares (a)	18,254,973	219,059,681
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	10,345,663	88,145,051
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	2,036,143	16,696,374
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	1,912,891	15,781,348
JPMorgan Floating Rate Income Fund Class R6 Shares (a)	1,587,048	14,426,267
JPMorgan High Yield Fund Class R6 Shares (a)	7,820,262	56,384,088
JPMorgan Income Fund Class R6 Shares (a)	1,066,032	10,276,552
JPMorgan Managed Income Fund Class L Shares (a)	2,708,890	27,224,347
JPMorgan Short Duration Core Plus Fund Class R6 Shares (a)	5,418,257	52,015,270

Total Fixed Income		500,008,978

U.S. Equity — 15.7%
JPMorgan Equity Index Fund Class R6 Shares (a)	3,173,558	144,333,435

TOTAL INVESTMENT COMPANIES (Cost $617,704,474)		644,342,413

EXCHANGE-TRADED FUNDS — 27.6%
Alternative Assets — 3.3%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	339,379	30,567,867

Fixed Income — 6.7%
iShares Core U.S. Aggregate Bond ETF	77,288	8,746,683
iShares TIPS Bond ETF	450,674	52,408,879

Total Fixed Income		61,155,562

International Equity — 13.7%
iShares Core MSCI EAFE ETF	1,604,950	98,014,296
iShares Core MSCI Emerging Markets ETF	571,938	28,036,401

Total International Equity		126,050,697

U.S. Equity — 3.9%
iShares Russell 2000 ETF	90,467	13,691,276
iShares Russell Mid-Cap ETF	392,813	21,977,887

Total U.S. Equity		35,669,163

TOTAL EXCHANGE-TRADED FUNDS (Cost $239,475,768)		253,443,289

	Principal Amount ($)
U.S. TREASURY OBLIGATIONS — 0.3%
U.S. Treasury Notes 2.00%, 1/31/2020 (b) (Cost $2,735,046)	2,740,000	2,740,749

	Shares
SHORT-TERM INVESTMENTS — 2.7%
INVESTMENT COMPANIES — 2.7%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.00% (a) (c) (Cost $24,632,853)	24,632,853	24,632,853

Total Investments — 100.7% (Cost $884,548,141)		925,159,304
Liabilities in Excess of Other Assets — (0.7)%		(6,376,098)

Net Assets — 100.0%		918,783,206

Percentages indicated are based on net assets.

Abbreviations

EAFE	Europe, Australasia and Far East
ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust
TIPS	Treasury Inflation Protected Security

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the current yield as of September 30, 2019.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

JPMorgan SmartRetirement Blend 2020 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

Futures contracts outstanding as of September 30, 2019:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	149	12/2019	USD	22,178,650	(183,022)
U.S. Treasury 10 Year Note	193	12/2019	USD	25,150,313	(95,369)

					(278,391)

Short Contracts
EURO STOXX 50 Index	(117)	12/2019	EUR	(4,530,308)	(63,034)
MSCI Emerging Markets E-Mini Index	(67)	12/2019	USD	(3,355,360)	67,541
Russell 2000 E-mini Index	(77)	12/2019	USD	(5,867,785)	243,491

					247,998

					(30,393)

Abbreviations

EUR	Euro
MSCI	Morgan Stanley Capital International
USD	United States Dollar

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies excluding exchange-traded funds (“ETFs”) (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan SmartRetirement Blend 2020 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$922,418,555	$2,740,749	$—	$925,159,304

Appreciation in Other Financial Instruments
Futures Contracts (a)	$311,032	$—	$—	$311,032

Depreciation in Other Financial Instruments
Futures Contracts (a)	$(278,391)	$(63,034)	$—	$(341,425)

(a)

All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 2 consists of foreign futures with equity reference obligations and U.S. Treasury Notes held as initial margin for futures contracts.

There were no transfers into and out of level 3 for the period ended September 30, 2019.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below.

For the period ended September 30, 2019
Security Description	Value at June 30, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2019	Shares at September 30, 2019	Dividend Income	Capital Gain Distributions
JPMorgan BetaBuilders MSCI US REIT ETF (a)	$14,422,957	$14,606,221	$—	$—	$1,538,689	$30,567,867	339,379	$146,965	$—
JPMorgan Core Bond Fund Class R6 Shares (a)	213,677,011	1,571,311	—	—	3,811,359	219,059,681	18,254,973	1,571,312	—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	89,906,174	728,509	3,701,517	111,394	1,100,491	88,145,051	10,345,663	728,510	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	14,835,381	1,843,956	—	—	17,037	16,696,374	2,036,143	191,384	—
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	15,528,157	178,287	—	—	74,904	15,781,348	1,912,891	178,287	—
JPMorgan Equity Index Fund Class R6 Shares (a)	125,260,448	19,364,255	1,654,521	(20,736)	1,383,989	144,333,435	3,173,558	833,109	—
JPMorgan Floating Rate Income Fund Class R6 Shares (a)	16,224,636	191,520	1,905,019	(62,647)	(22,223)	14,426,267	1,587,048	191,521	—
JPMorgan High Yield Fund Class R6 Shares (a)	62,345,040	883,339	6,716,913	(187,435)	60,057	56,384,088	7,820,262	883,340	—
JPMorgan Income Fund Class R6 Shares (a)	7,120,210	3,074,798	—	—	81,544	10,276,552	1,066,032	114,543	—
JPMorgan Managed Income Fund Class L Shares (a)	24,717,834	10,289,642	7,793,262	7,701	2,432	27,224,347	2,708,890	180,911	—
JPMorgan Realty Income Fund Class R6 Shares (a)	531,662	—	552,590	118,167	(97,239)	—	—	—	—
JPMorgan Short Duration Core Plus Fund Class R6 Shares (a)	12,181,219	39,823,159	—	—	10,892	52,015,270	5,418,257	217,817	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.00% (a) (b)	29,802,822	80,440,170	85,610,139	—	—	24,632,853	24,632,853	116,831	—

Total	$626,553,551	$172,995,167	$107,933,961	$(33,556)	$7,961,932	$699,543,133		$5,354,530	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2019.